Other Current assets	6 Months Ended
Jun. 30, 2013
Other Assets [Abstract]
Other Current assets

5. Other current assets

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,	June 30,
	2012	2013
Inventories	$29,272	$24,718
Deferred mobilization expenses	46,407	60,801
Prepayments and advances	18,220	34,960
Swap cash collateral	8,000	8,000
Other	20,876	10,172
	$122,775	$138,651